Summary of Significant Accounting Policies - Derivative Liabilities Measured at Fair Value Level 3 Inputs (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Accounting Policies [Abstract]
Balance at beginning of year	$ 498,417	$ 752,997
Change in derivative liabilities	163,010	(385,624)
Net change in fair value included in net loss	(15,225)	(131,044)
Ending balance	$ 646,202	$ 498,417